Note 2 - Significant and Critical Accounting Policies and Practices: Income Tax Provision (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Income Tax Provision

Income Tax Provision

I.         Uncertain Tax Positions

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the year ended December 30, 2012 or 2011.

II.       Pro Forma Income Tax Information (Unaudited)

The operating results of the Company were included in the tax returns of the shareholder of the Company for income tax purposes.  The pro forma income tax rate, income tax provision, if any, and deferred tax assets are not included in the accompanying financial statements and the income tax note to reflect the provision for income tax which would have been recorded if the Company had been incorporated as a C Corporation as of the date of its formation is not included due to the Company being in a loss position at December 31, 2011 and having an immaterial net income at December 31, 2012.